REGULATORY CAPITAL REQUIREMENTS	12 Months Ended
Dec. 31, 2025
REGULATORY CAPITAL REQUIREMENTS
REGULATORY CAPITAL REQUIREMENTS

NOTE 12 – REGULATORY CAPITAL REQUIREMENTS

Banks are subject to regulatory capital requirements administered by federal banking agencies. Capital adequacy guidelines and, additionally for banks, prompt corrective action regulations, involve quantitative measures of assets, liabilities, and certain off-balance-sheet items calculated under regulatory accounting practices. Capital amounts and classifications are also subject to qualitative judgments by regulators. Failure to meet capital requirements can initiate regulatory action. The net unrealized gain or loss on available for sale securities is not included in computing regulatory capital. Management believes as of December 31, 2025, the Bank met all capital adequacy requirements to which they are subject.

Prompt corrective action regulations provide five classifications: well capitalized, adequately capitalized, undercapitalized, significantly undercapitalized, and critically undercapitalized, although these terms are not used to represent overall financial condition. If adequately capitalized, regulatory approval is required to accept brokered deposits. If undercapitalized, capital distributions are limited, as is asset growth and expansion, and capital restoration plans are required. At year-end 2025 and 2024, the most recent regulatory notifications categorized the Bank as well capitalized under the regulatory framework for prompt corrective action. There are no conditions or events since that notification that management believes have changed the institution’s category.

The following is a summary of the actual capital amounts (dollars in thousands) and ratios as of December 31 for the Bank and the Company (on a consolidated basis):

			Required Ratios
			Minimum	Classification
	Actual Capital		Capital	As Well
	Amount	Ratio	Adequacy	Capitalized
2025
Tier 1 capital:
Bank	$76,603	8.45%	4.00%	5.00%
Consolidated	70,567	7.78	N/A	N/A
Tier 1 risk-based capital:
Bank	76,603	10.63	6.00	8.00
Consolidated	70,567	10.35	N/A	N/A
Common equity tier 1 capital:
Bank	76,603	10.63	4.50	6.50
Consolidated	70,567	10.35	N/A	N/A
Total risk-based capital:
Bank	85,444	11.86	8.00	10.00
Consolidated	87,158	12.79	N/A	N/A

	Amount	Ratio	Adequacy	Capitalized
2024
Tier 1 capital:
Bank	$71,596	8.23%	4.00%	5.00%
Consolidated	64,310	7.63	N/A	N/A
Tier 1 risk-based capital:
Bank	71,596	10.54	6.00	8.00
Consolidated	64,310	9.47	N/A	N/A
Common equity tier 1 capital:
Bank	71,596	10.54	4.50	6.50
Consolidated	64,310	9.47	N/A	N/A
Total risk-based capital:
Bank	80,108	11.80	8.00	10.00
Consolidated	80,552	11.86	N/A	N/A